SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Effect of Retrospective Application

The effect of the retrospective application is as follows.

	Millions of Yen
	2010		2011
	As originally reported	As adjusted	As originally reported	As adjusted
Net sales	¥2,016,337	¥2,015,811	¥1,942,013	¥1,941,336
Income before income taxes and equity in earnings of affiliates	57,524	57,082	45,400	44,169
Net income attributable to Ricoh Company, Ltd.	27,873	27,044	19,650	18,630
Total equity	—	—	982,764	978,130
Total assets	—	—	2,262,396	2,255,564
Net income attributable to Ricoh Company, Ltd. shareholders per share-basic(yen)	38.41	37.27	27.08	25.68
Net income attributable to Ricoh Company, Ltd. shareholders per share-diluted (yen)	37.36	36.25	26.53	25.15

Schedule of Non-cash Investing and Financing Transactions

Non-cash investing and financing transactions are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Debt assumed in connection with business acquisition	¥3,941	—	—	—
Debt assumed in connection with adoption of new accounting standard for VIE	—	¥20,229	—	—